Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Schedule of Mortgage Servicing Rights at Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	$ 75,654	$ 57,665
Accumulated Amortization	(45,134)	(37,304)
Net Carrying Amount	30,520	20,361
Mortgage Servicing Rights
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	6,104	4,751
Accumulated Amortization	(2,320)	(1,253)
Net Carrying Amount	$ 3,784	$ 3,498